Cover	Dec. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period	Dec. 23, 2025
File Number	333-275731
Registrant Name	STAGEWISE STRATEGIES CORP.
Entity Central Index Key	0001999261
TaxIdentificationNumber	61-2108075
Incorporation State	NV
Address	Friedrichstr. 114A
city	Berlin
country	DE
zip code	10117
Area Code	413
phone number	3076199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
extended transition period	false